Redeemable Convertible Preferred Stock - Conversion to Common Stock (Details) $ / shares in Units, $ in Millions	12 Months Ended
Dec. 31, 2020 USD ($) $ / shares
Redeemable Convertible Preferred Stock
Minimum offering price required for automatic conversion | $ / shares	$ 2.7401
Minimum aggregate gross proceeds required for automatic conversion | $	$ 100.0
Percentage of written request of holder required for automatic conversion	60.00%